UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments

Asset-Backed Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 10.363%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	$2,000	$1,624,268

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 10.564%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,626,216

Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 6.96%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,473,152

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 10.429%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,000	833,242

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 10.929%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	2,000	1,735,430

Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 10.329%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,661,400

Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 10.464%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,561,288

Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 11.063%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,644,464

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 10.794%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	2,000	1,710,000

Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 10.229%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	1,000	868,749

Palmer Square CLO, Ltd., Series 2021-3A, Class E, 10.229%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,000	1,760,950

Wellfleet CLO, Ltd.:

Series 2021-2A, Class E, 11.039%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,603,080

Series 2021-3A, Class E, 11.179%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	2,000	1,657,600

Total Asset-Backed Securities (identified cost $24,407,416)		$20,759,839

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	$3,190	$2,333,528

Total Commercial Mortgage-Backed Securities (identified cost $3,056,293)		$2,333,528

Common Stocks — 1.8%
Security	Shares	Value

Building Materials — 0.2%

Builders FirstSource, Inc.(4)	38,770	$2,390,558

		$2,390,558

Energy — 0.9%

Ascent CNR Corp., Class A(4)(5)(6)	6,273,462	$1,631,100

Cheniere Energy, Inc.	27,181	4,795,000

Energy Transfer, L.P.	230,000	2,937,100

Nine Point Energy Holdings, Inc.(4)(5)(6)	31,737	0

		$9,363,200

Environmental — 0.2%

GFL Environmental, Inc.	65,500	$1,767,845

		$1,767,845

Gaming — 0.1%

Caesars Entertainment, Inc.(4)	30,000	$1,311,900

New Cotai Participation Corp., Class B(4)(5)(6)	7	0

		$1,311,900

Leisure — 0.1%

iFIT Health and Fitness, Inc.(4)(5)(6)	514,080	$359,856

		$359,856

Technology — 0.0%(7)

Riverbed Technology, Inc.(4)(8)	35,977	$18,079

		$18,079

Utility — 0.3%

NextEra Energy Partners, L.P.	45,000	$3,333,150

		$3,333,150

Total Common Stocks (identified cost $18,209,757)		$18,544,588

Convertible Bonds — 0.3%
Security	Principal Amount (000’s omitted)	Value

Healthcare — 0.1%

1Life Healthcare, Inc., 3.00%, 6/15/25	$1,113	$1,082,949

		$1,082,949

19

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Leisure — 0.2%

Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$2,368,221

		$2,368,221

Total Convertible Bonds (identified cost $3,911,805)		$3,451,170

Convertible Preferred Stocks — 0.3%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(4)(5)(6)	591	$0

		$0

Environmental — 0.1%

GFL Environmental, Inc., 6.00%	11,767	$717,787

		$717,787

Healthcare — 0.2%

Becton Dickinson and Co., Series B, 6.00%	36,441	$1,776,134

		$1,776,134

Technology — 0.0%(7)

Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(8)	22,350	$22,350

		$22,350

Total Convertible Preferred Stocks (identified cost $3,740,399)		$2,516,271

Corporate Bonds — 82.5%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 2.6%

Bombardier, Inc.:

7.125%, 6/15/26(1)	1,033	$979,514

7.875%, 4/15/27(1)	1,357	1,291,274

BWX Technologies, Inc.:

4.125%, 6/30/28(1)	1,501	1,315,566

4.125%, 4/15/29(1)	1,016	879,907

Moog, Inc., 4.25%, 12/15/27(1)	2,796	2,506,488

Rolls-Royce PLC, 5.75%, 10/15/27(1)	4,991	4,523,543

Security	Principal Amount* (000’s omitted)		Value

Aerospace (continued)

Science Applications International Corp., 4.875%, 4/1/28(1)		2,792	$2,546,168

TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,549,179

TransDigm, Inc.:

4.625%, 1/15/29		1,677	1,430,733

5.50%, 11/15/27		3,914	3,576,770

6.25%, 3/15/26(1)		4,436	4,383,367

7.50%, 3/15/27		1,705	1,682,630

			$26,665,139

Air Transportation — 1.3%

Air Canada:

3.875%, 8/15/26(1)		1,891	$1,675,984

4.625%, 8/15/29(1)	CAD	1,045	640,493

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)		2,780	2,651,930

5.75%, 4/20/29(1)		3,580	3,264,190

United Airlines, Inc.:

4.375%, 4/15/26(1)		1,156	1,057,183

4.625%, 4/15/29(1)		1,799	1,541,788

VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		2,796	2,327,992

			$13,159,560

Automotive & Auto Parts — 2.9%

Allison Transmission, Inc., 3.75%, 1/30/31(1)		792	$633,795

Ford Motor Co.:

3.25%, 2/12/32		6,249	4,702,529

4.75%, 1/15/43		2,651	1,850,862

7.45%, 7/16/31		794	797,752

9.625%, 4/22/30		350	391,173

Ford Motor Credit Co., LLC:

2.90%, 2/16/28		568	462,498

3.37%, 11/17/23		881	851,563

3.625%, 6/17/31		2,065	1,610,287

3.815%, 11/2/27		4,294	3,698,343

4.00%, 11/13/30		1,461	1,185,528

4.125%, 8/17/27		6,184	5,504,935

4.271%, 1/9/27		752	680,707

5.584%, 3/18/24		403	397,478

Goodyear Tire & Rubber Co. (The):

5.00%, 7/15/29		2,856	2,484,063

5.25%, 7/15/31		2,301	1,952,629

20

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Automotive & Auto Parts (continued)

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,572	$1,130,787

Wheel Pros, Inc., 6.50%, 5/15/29(1)		3,302	1,559,017

			$29,893,946

Banking & Thrifts — 0.4%

JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(9)(10)		2,385	$2,134,336

SVB Financial Group, 4.10% to 2/15/31(9)(10)		3,729	2,310,991

			$4,445,327

Broadcasting — 2.0%

Audacy Capital Corp., 6.75%, 3/31/29(1)		2,316	$662,141

Netflix, Inc.:

5.875%, 2/15/25		2,155	2,170,537

5.875%, 11/15/28		4,530	4,507,350

Playtika Holding Corp., 4.25%, 3/15/29(1)		1,512	1,262,097

Sirius XM Radio, Inc.:

3.125%, 9/1/26(1)		1,394	1,248,668

3.875%, 9/1/31(1)		1,401	1,123,504

4.125%, 7/1/30(1)		3,608	2,959,006

5.00%, 8/1/27(1)		2,980	2,747,575

Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,038	1,927,978

Univision Communications, Inc.:

4.50%, 5/1/29(1)		1,583	1,336,369

7.375%, 6/30/30(1)		754	730,404

			$20,675,629

Building Materials — 2.2%

Builders FirstSource, Inc.:

4.25%, 2/1/32(1)		3,014	$2,416,881

5.00%, 3/1/30(1)		2,685	2,309,959

Masonite International Corp., 5.375%, 2/1/28(1)		1,059	970,987

MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		2,025	1,565,092

Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)		1,251	1,062,273

PGT Innovations, Inc., 4.375%, 10/1/29(1)		2,368	1,969,111

Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		7,210	6,076,732

Standard Industries, Inc.:

2.25%, 11/21/26(11)	EUR	2,443	2,009,115

3.375%, 1/15/31(1)		863	647,759

4.375%, 7/15/30(1)		2,932	2,376,122

5.00%, 2/15/27(1)		690	625,420

			$22,029,451

Security		Principal Amount* (000’s omitted)	Value

Cable & Satellite TV — 1.9%

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.50%, 8/15/30(1)		5,982	$4,865,041

4.50%, 5/1/32		2,500	1,979,275

4.75%, 3/1/30(1)		4,255	3,583,412

4.75%, 2/1/32(1)		1,825	1,464,412

5.00%, 2/1/28(1)		1,895	1,718,272

5.375%, 6/1/29(1)		868	776,860

6.375%, 9/1/29(1)		3,715	3,429,281

CSC Holdings, LLC:

3.375%, 2/15/31(1)		1,221	887,649

6.50%, 2/1/29(1)		201	189,767

Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(1)		995	629,263

			$19,523,232

Capital Goods — 0.7%

Madison IAQ, LLC, 5.875%, 6/30/29(1)		3,851	$2,648,583

Patrick Industries, Inc.:

4.75%, 5/1/29(1)		1,642	1,242,313

7.50%, 10/15/27(1)		415	382,226

Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		2,847	2,501,744

			$6,774,866

Chemicals — 1.9%

ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		1,431	$1,141,460

Avient Corp., 7.125%, 8/1/30(1)		1,496	1,432,562

Compass Minerals International, Inc., 6.75%, 12/1/27(1)		2,935	2,765,259

Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	1,781,714

Herens Midco S.a.r.l., 5.25%, 5/15/29(11)	EUR	2,000	1,287,690

NOVA Chemicals Corp.:

4.25%, 5/15/29(1)		2,428	1,985,860

4.875%, 6/1/24(1)		1,632	1,590,800

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		2,294	1,943,729

SPCM S.A.:

2.625%, 2/1/29(11)	EUR	910	696,855

2.625%, 2/1/29(1)	EUR	250	191,444

Valvoline, Inc.:

3.625%, 6/15/31(1)		1,154	912,128

4.25%, 2/15/30(1)		2,566	2,473,650

W.R. Grace Holdings, LLC, 4.875%, 6/15/27(1)		1,829	1,602,661

			$19,805,812

21

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Consumer Products — 1.0%

Central Garden & Pet Co.:

4.125%, 10/15/30		1,215	$1,005,997

5.125%, 2/1/28		1,391	1,274,613

Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,511,748

Spectrum Brands, Inc., 5.50%, 7/15/30(1)		1,830	1,471,946

Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		5,159	3,884,366

			$10,148,670

Containers — 0.7%

Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:

3.00%, 9/1/29(11)	EUR	1,150	$816,055

4.00%, 9/1/29(1)		1,068	812,930

Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		3,826	3,045,993

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,309,349

Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)		1,232	1,110,743

			$7,095,070

Diversified Financial Services — 3.4%

AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		2,131	$2,141,847

Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)		3,182	2,316,894

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,114	1,890,603

Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		1,000	862,535

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

5.25%, 5/15/27		2,726	2,516,698

6.25%, 5/15/26		2,030	1,952,535

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		3,426	3,035,933

Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		3,288	2,742,192

MoneyGram International, Inc., 5.375%, 8/1/26(1)		2,666	2,621,963

MSCI, Inc.:

3.625%, 9/1/30(1)		867	725,982

3.875%, 2/15/31(1)		2,176	1,837,469

Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		2,769	2,538,259

PRA Group, Inc.:

5.00%, 10/1/29(1)		2,015	1,618,992

7.375%, 9/1/25(1)		2,428	2,325,974

PROG Holdings, Inc., 6.00%, 11/15/29(1)		1,660	1,359,133

Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:

2.875%, 10/15/26(1)		2,036	1,704,570

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.: (continued)

3.625%, 3/1/29(1)	3,127	$2,431,586

4.00%, 10/15/33(1)	425	297,874

		$34,921,039

Diversified Media — 1.2%

Arches Buyer, Inc.:

4.25%, 6/1/28(1)	1,226	$1,008,606

6.125%, 12/1/28(1)	1,234	953,265

Cars.com, Inc., 6.375%, 11/1/28(1)	3,183	2,762,716

Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,025	1,656,865

CMG Media Corp., 8.875%, 12/15/27(1)	2,509	2,133,089

Match Group Holdings II, LLC, 3.625%, 10/1/31(1)	2,563	1,957,363

National CineMedia, LLC:

5.75%, 8/15/26	1,660	143,250

5.875%, 4/15/28(1)	2,260	911,673

Urban One, Inc., 7.375%, 2/1/28(1)	1,400	1,226,736

		$12,753,563

Energy — 10.7%

Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%), 10/1/25(2)	3,437	$3,447,129

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	3,093,328

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(1)	3,242	3,094,684

7.875%, 5/15/26(1)	1,283	1,310,315

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,185,440

Callon Petroleum Co.:

7.50%, 6/15/30(1)	1,157	1,100,932

8.00%, 8/1/28(1)	3,002	2,998,308

Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	328	303,840

Cheniere Energy Partners, L.P.:

4.00%, 3/1/31	2,552	2,154,845

4.50%, 10/1/29	1,896	1,677,107

Cheniere Energy, Inc., 4.625%, 10/15/28	2,512	2,322,482

Chord Energy Corp., 6.375%, 6/1/26(1)	1,560	1,526,249

Colgate Energy Partners III, LLC:

5.875%, 7/1/29(1)	4,333	4,050,358

7.75%, 2/15/26(1)	1,675	1,670,279

22

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	$2,399,290

CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,660,346

DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,332,190

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(1)	2,111	1,799,522

4.75%, 1/15/31(1)	2,377	1,992,152

6.00%, 7/1/25(1)	410	397,618

6.50%, 7/1/27(1)	1,121	1,095,710

7.50%, 6/1/30(1)	1,881	1,831,812

EQT Corp.:

5.00%, 1/15/29	489	454,927

6.125%, 2/1/25	614	616,177

7.00%, 2/1/30	900	923,648

Hilcorp Energy I, L.P./Hilcorp Finance Co.:

5.75%, 2/1/29(1)	994	911,771

6.00%, 2/1/31(1)	794	723,477

Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	3,659	3,437,058

Laredo Petroleum, Inc., 9.50%, 1/15/25	694	695,301

Nabors Industries, Ltd.:

7.50%, 1/15/28(1)	1,118	1,038,516

9.00%, 2/1/25(1)	1,722	1,748,607

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	4,931,277

New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,289	3,196,924

Occidental Petroleum Corp.:

6.125%, 1/1/31	1,739	1,745,730

6.20%, 3/15/40	736	709,710

8.50%, 7/15/27	3,859	4,201,563

8.875%, 7/15/30	3,417	3,882,583

Parkland Corp.:

4.50%, 10/1/29(1)	2,371	2,001,266

4.625%, 5/1/30(1)	2,389	1,993,143

Plains All American Pipeline, L.P., Series B, 6.125% to 12/5/22(9)(10)	1,947	1,636,453

Precision Drilling Corp.:

6.875%, 1/15/29(1)	1,307	1,203,832

7.125%, 1/15/26(1)	1,095	1,077,206

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(1)	2,176	1,838,111

8.875%, 11/15/24(1)	630	621,413

Southwestern Energy Co., 4.75%, 2/1/32	2,583	2,233,468

Sunoco, L.P./Sunoco Finance Corp.:

4.50%, 5/15/29	1,297	1,117,139

4.50%, 4/30/30	3,300	2,814,751

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	$2,483,087

Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	4,270	3,993,542

Tervita Corp., 11.00%, 12/1/25(1)	1,838	1,999,619

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,355	1,299,852

Venture Global Calcasieu Pass, LLC:

3.875%, 8/15/29(1)	2,380	2,047,264

3.875%, 11/1/33(1)	1,117	898,543

4.125%, 8/15/31(1)	1,449	1,238,917

Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,208,381

Western Midstream Operating, L.P.:

4.30%, 2/1/30	1,803	1,589,390

4.50%, 3/1/28	224	205,827

4.75%, 8/15/28	224	207,053

		$109,369,462

Entertainment & Film — 0.2%

Cinemark USA, Inc.:

5.25%, 7/15/28(1)	2,166	$1,649,648

5.875%, 3/15/26(1)	588	495,893

8.75%, 5/1/25(1)	411	412,723

		$2,558,264

Environmental — 1.5%

Clean Harbors, Inc.:

4.875%, 7/15/27(1)	1,029	$969,879

5.125%, 7/15/29(1)	1,117	1,037,224

Covanta Holding Corp.:

4.875%, 12/1/29(1)	3,689	3,149,871

5.00%, 9/1/30	804	671,340

GFL Environmental, Inc.:

3.50%, 9/1/28(1)	5,074	4,315,158

3.75%, 8/1/25(1)	669	633,837

4.75%, 6/15/29(1)	5,193	4,537,838

		$15,315,147

Food & Drug Retail — 1.1%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:

4.875%, 2/15/30(1)	2,492	$2,217,656

5.875%, 2/15/28(1)	1,807	1,691,750

Arko Corp., 5.125%, 11/15/29(1)	4,390	3,482,148

Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,410	2,004,873

23

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Food & Drug Retail (continued)

Murphy Oil USA, Inc.:

4.75%, 9/15/29	210	$189,341

5.625%, 5/1/27	1,190	1,143,667

		$10,729,435

Food, Beverage & Tobacco — 2.5%

BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$3,363,039

Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,700	1,638,553

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,015,832

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	2,970	2,714,219

Kraft Heinz Foods Co.:

3.875%, 5/15/27	1,198	1,123,328

4.375%, 6/1/46	525	410,774

4.625%, 10/1/39	1,361	1,130,558

5.50%, 6/1/50	369	338,708

Performance Food Group, Inc.:

4.25%, 8/1/29(1)	4,485	3,810,232

5.50%, 10/15/27(1)	1,504	1,425,574

6.875%, 5/1/25(1)	890	889,137

Pilgrim’s Pride Corp., 3.50%, 3/1/32(1)	4,361	3,350,186

US Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,119,874

		$25,330,014

Gaming — 2.5%

Caesars Entertainment, Inc.:

4.625%, 10/15/29(1)	784	$628,752

6.25%, 7/1/25(1)	3,256	3,181,917

8.125%, 7/1/27(1)	2,617	2,549,625

CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	3,352	3,030,208

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:

4.625%, 1/15/29(1)	1,303	1,135,649

6.75%, 1/15/30(1)	3,482	2,740,909

International Game Technology PLC:

4.125%, 4/15/26(1)	1,237	1,150,113

6.25%, 1/15/27(1)	1,848	1,835,258

6.50%, 2/15/25(1)	1,412	1,414,711

Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,259	2,878,789

MGM Resorts International:

4.75%, 10/15/28	2,206	1,917,736

5.50%, 4/15/27	779	719,442

Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,834	2,748,725

		$25,931,834

Security		Principal Amount* (000’s omitted)	Value

Healthcare — 9.0%

AdaptHealth, LLC:

4.625%, 8/1/29(1)		2,182	$1,843,479

5.125%, 3/1/30(1)		1,609	1,399,331

6.125%, 8/1/28(1)		1,065	986,456

Athenahealth Group, Inc., 6.50%, 2/15/30(1)		3,988	3,117,699

Avantor Funding, Inc., 3.875%, 7/15/28(11)	EUR	2,400	2,084,219

Centene Corp.:

2.50%, 3/1/31		3,104	2,387,317

3.00%, 10/15/30		3,896	3,142,631

3.375%, 2/15/30		4,823	4,013,942

4.25%, 12/15/27		1,716	1,585,618

4.625%, 12/15/29		3,802	3,447,045

Encompass Health Corp.:

4.625%, 4/1/31		2,043	1,688,601

4.75%, 2/1/30		1,044	892,317

Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(12)		1,153	916,853

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(12)		2,774	2,102,142

Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)		3,686	2,884,571

HCA, Inc.:

5.875%, 2/15/26		2,349	2,328,063

5.875%, 2/1/29		2,038	1,991,366

HealthEquity, Inc., 4.50%, 10/1/29(1)		2,483	2,172,625

Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		2,853	2,752,960

IQVIA, Inc.:

2.25%, 3/15/29(11)	EUR	1,476	1,188,263

5.00%, 5/15/27(1)		1,329	1,268,205

Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,699,938

Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		587	464,215

LifePoint Health, Inc., 5.375%, 1/15/29(1)		4,020	2,574,006

Medline Borrower, L.P., 5.25%, 10/1/29(1)		7,014	5,474,497

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		1,123	957,207

ModivCare, Inc., 5.875%, 11/15/25(1)		1,659	1,578,398

Molina Healthcare, Inc.:

3.875%, 11/15/30(1)		2,889	2,461,810

3.875%, 5/15/32(1)		2,207	1,846,465

Option Care Health, Inc., 4.375%, 10/31/29(1)		3,184	2,753,921

Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(1)		1,850	1,574,258

P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		1,824	1,410,536

Perrigo Finance Unlimited Co., 4.40%, 6/15/30		4,350	3,645,170

PRA Health Sciences, Inc., 2.875%, 7/15/26(1)		866	781,822

24

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Healthcare (continued)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		810	$647,490

Team Health Holdings, Inc., 6.375%, 2/1/25(1)		2,682	2,030,784

Teleflex, Inc., 4.25%, 6/1/28(1)		787	713,427

Tenet Healthcare Corp.:

4.375%, 1/15/30(1)		1,379	1,159,394

4.625%, 9/1/24(1)		1,476	1,428,274

5.125%, 11/1/27(1)		2,855	2,636,678

6.125%, 10/1/28(1)		2,985	2,588,368

6.875%, 11/15/31		1,683	1,430,802

US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		5,799	5,271,900

Varex Imaging Corp., 7.875%, 10/15/27(1)		2,397	2,343,034

			$91,666,097

Homebuilders & Real Estate — 3.2%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/ BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		2,778	$2,369,412

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,227	1,112,312

Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,923	1,679,866

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.375%, 6/15/26(1)		1,155	941,625

3.75%, 9/15/30(1)		3,492	2,414,805

6.00%, 4/15/25(1)		1,287	1,228,699

KB Home:

4.00%, 6/15/31		162	122,948

4.80%, 11/15/29		1,044	853,714

M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,321,036

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		585	579,169

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(1)		929	769,774

6.25%, 6/15/25(1)		2,319	2,289,746

Taylor Morrison Communities, Inc.:

5.75%, 1/15/28(1)		1,071	983,060

5.875%, 6/15/27(1)		1,493	1,401,994

TopBuild Corp., 4.125%, 2/15/32(1)		2,753	2,159,476

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(1)		543	476,971

4.125%, 8/15/30(1)		1,859	1,537,829

4.625%, 12/1/29(1)		4,004	3,491,024

5.625%, 5/1/24(1)		2,505	2,475,717

Vivion Investments S.a.r.l.:

3.00%, 8/8/24(11)	EUR	4,600	3,914,380

Security		Principal Amount* (000’s omitted)	Value

Homebuilders & Real Estate (continued)

Vivion Investments S.a.r.l.: (continued)

3.50%, 11/1/25(11)	EUR	100	$82,519

			$32,206,076

Insurance — 0.7%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,895	$2,645,726

AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,466	1,256,532

BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		3,404	2,740,096

			$6,642,354

Leisure — 2.3%

Carnival Corp.:

5.75%, 3/1/27(1)		1,786	$1,240,913

6.00%, 5/1/29(1)		973	646,979

Life Time, Inc.:

5.75%, 1/15/26(1)		1,452	1,354,070

8.00%, 4/15/26(1)		1,415	1,235,852

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		2,637	2,349,729

NCL Corp., Ltd.:

5.875%, 3/15/26(1)		792	650,101

5.875%, 2/15/27(1)		946	845,814

7.75%, 2/15/29(1)		792	632,760

NCL Finance, Ltd., 6.125%, 3/15/28(1)		485	377,813

Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)		2,973	2,856,221

SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		3,227	2,780,104

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		2,674	2,327,263

Viking Cruises, Ltd.:

5.875%, 9/15/27(1)		4,354	3,451,207

6.25%, 5/15/25(1)		1,820	1,594,857

7.00%, 2/15/29(1)		753	598,511

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		521	406,909

			$23,349,103

Metals & Mining — 2.0%

Arconic Corp., 6.125%, 2/15/28(1)		787	$739,213

Constellium N.V., 5.875%, 2/15/26(1)		815	759,869

Coronado Finance Pty, Ltd., 10.75%, 5/15/26(1)		3,250	3,388,824

Eldorado Gold Corp., 6.25%, 9/1/29(1)		2,968	2,405,594

First Quantum Minerals, Ltd.:

6.875%, 3/1/26(1)		448	421,532

7.50%, 4/1/25(1)		2,736	2,657,231

Freeport-McMoRan, Inc., 5.45%, 3/15/43		2,400	1,975,164

25

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)

Hudbay Minerals, Inc.:

4.50%, 4/1/26(1)	2,459	$2,163,355

6.125%, 4/1/29(1)	1,069	887,612

New Gold, Inc., 7.50%, 7/15/27(1)	2,994	2,557,658

Novelis Corp.:

3.25%, 11/15/26(1)	1,755	1,540,542

4.75%, 1/30/30(1)	1,281	1,090,720

		$20,587,314

Paper — 0.5%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	4,583	$4,407,173

Glatfelter Corp., 4.75%, 11/15/29(1)	457	294,987

		$4,702,160

Publishing & Printing — 0.7%

LABL, Inc.:

5.875%, 11/1/28(1)	767	$667,700

8.25%, 11/1/29(1)	1,537	1,227,118

McGraw-Hill Education, Inc.:

5.75%, 8/1/28(1)	2,092	1,847,644

8.00%, 8/1/29(1)	4,514	3,853,466

		$7,595,928

Restaurant — 1.3%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(1)	1,761	$1,551,124

4.00%, 10/15/30(1)	4,616	3,775,195

5.75%, 4/15/25(1)	581	579,603

Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	4,883	4,876,676

IRB Holding Corp., 7.00%, 6/15/25(1)	1,978	1,979,167

Yum! Brands, Inc., 3.625%, 3/15/31	452	363,657

		$13,125,422

Services — 5.5%

Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,764	$2,526,268

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.625%, 7/15/26(1)	2,712	2,595,099

9.75%, 7/15/27(1)	2,000	1,743,690

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)	1,076	882,298

4.625%, 6/1/28(1)	1,231	1,032,199

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

APi Group DE, Inc., 4.75%, 10/15/29(1)	3,657	$3,087,943

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,653	5,177,121

Gartner, Inc.:

3.625%, 6/15/29(1)	605	515,533

3.75%, 10/1/30(1)	2,100	1,769,252

4.50%, 7/1/28(1)	1,449	1,345,752

GEMS MENASA Cayman, Ltd./GEMS Education

Delaware, LLC, 7.125%, 7/31/26(1)	4,546	4,307,199

Hertz Corp. (The):

4.625%, 12/1/26(1)	372	317,684

5.00%, 12/1/29(1)	2,980	2,368,728

Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,734,517

NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,560,989

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	1,500	1,411,530

9.25%, 4/15/25(1)	2,614	2,537,501

SRS Distribution, Inc.:

6.00%, 12/1/29(1)	1,692	1,383,557

6.125%, 7/1/29(1)	2,668	2,173,546

Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,275,683

Terminix Co., LLC (The), 7.45%, 8/15/27	5,040	5,626,051

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	4,401	4,110,616

WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,743	1,770,722

White Cap Buyer, LLC, 6.875%, 10/15/28(1)	755	641,675

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(13)	1,481	1,253,704

		$56,148,857

Steel — 1.4%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$2,111,276

ATI, Inc., 5.875%, 12/1/27	86	78,278

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,218,201

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,770,822

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	5,740	5,339,405

TMS International Corp., 6.25%, 4/15/29(1)	2,204	1,549,002

		$14,066,984

Super Retail — 3.1%

Asbury Automotive Group, Inc.:

4.625%, 11/15/29(1)	839	$692,141

4.75%, 3/1/30	743	609,897

5.00%, 2/15/32(1)	2,334	1,887,693

Bath & Body Works, Inc.:

6.625%, 10/1/30(1)	201	180,317

26

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Super Retail (continued)

Bath & Body Works, Inc.: (continued) 6.75%, 7/1/36		694	$575,114

6.875%, 11/1/35		3,067	2,582,583

6.95%, 3/1/33		1,621	1,337,001

7.60%, 7/15/37		855	677,468

9.375%, 7/1/25(1)		289	300,206

Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,497	1,233,146

Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		2,048	1,703,337

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		2,840	2,403,023

Lithia Motors, Inc.:

3.875%, 6/1/29(1)		905	731,670

4.375%, 1/15/31(1)		3,144	2,557,534

Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		2,482	1,997,787

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(1)		2,225	2,035,897

7.75%, 2/15/29(1)		3,088	2,906,148

Sonic Automotive, Inc.:

4.625%, 11/15/29(1)		1,961	1,541,022

4.875%, 11/15/31(1)		1,634	1,236,002

Victoria’s Secret & Co., 4.625%, 7/15/29(1)		3,559	2,839,833

William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	1,437,643

			$31,465,462

Technology — 4.2%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		2,048	$1,779,200

Booz Allen Hamilton, Inc.:

3.875%, 9/1/28(1)		2,659	2,347,631

4.00%, 7/1/29(1)		1,006	880,719

Ciena Corp., 4.00%, 1/31/30(1)		1,543	1,306,327

Clarios Global, L.P., 6.75%, 5/15/25(1)		653	654,384

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(11)	EUR	2,958	2,741,271

8.50%, 5/15/27(1)		3,369	3,307,331

Coherent Corp., 5.00%, 12/15/29(1)		1,836	1,579,511

Condor Merger Sub, Inc., 7.375%, 2/15/30(1)		2,042	1,692,263

Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	2,020,947

Imola Merger Corp., 4.75%, 5/15/29(1)		4,502	3,889,480

NCR Corp.:

5.125%, 4/15/29(1)		321	270,106

5.25%, 10/1/30(1)		259	209,574

ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,132	2,767,326

Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,369,320

Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,182,719

Presidio Holdings, Inc.:

4.875%, 2/1/27(1)		412	380,974

Security		Principal Amount* (000’s omitted)	Value

Technology (continued)

Presidio Holdings, Inc.: (continued)

8.25%, 2/1/28(1)		4,481	$3,994,408

Seagate HDD Cayman, 3.375%, 7/15/31		847	605,783

Sensata Technologies B.V., 5.00%, 10/1/25(1)		842	817,714

Sensata Technologies, Inc., 3.75%, 2/15/31(1)		3,219	2,570,854

SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	895,202

Viavi Solutions, Inc., 3.75%, 10/1/29(1)		2,295	1,919,412

VM Consolidated, Inc., 5.50%, 4/15/29(1)		3,657	3,197,315

			$42,379,771

Telecommunications — 4.7%

Altice France Holding S.A.:

6.00%, 2/15/28(1)		884	$573,819

10.50%, 5/15/27(1)		1,614	1,261,228

Altice France S.A.:

5.125%, 7/15/29(1)		1,060	800,300

5.50%, 1/15/28(1)		1,052	833,910

5.50%, 10/15/29(1)		1,158	885,204

8.125%, 2/1/27(1)		4,715	4,323,655

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		5,056	4,760,982

DKT Finance ApS, 9.375%, 6/17/23(1)		2,503	2,418,524

Iliad Holding SASU:

5.125%, 10/15/26(11)	EUR	100	92,228

6.50%, 10/15/26(1)		2,438	2,261,708

7.00%, 10/15/28(1)		1,349	1,224,373

LCPR Senior Secured Financing DAC:

5.125%, 7/15/29(1)		2,163	1,827,584

6.75%, 10/15/27(1)		425	396,831

Level 3 Financing, Inc., 4.25%, 7/1/28(1)		2,084	1,724,989

Sprint Capital Corp., 6.875%, 11/15/28		3,985	4,118,458

Sprint Corp.:

7.125%, 6/15/24		1,813	1,835,284

7.625%, 2/15/25		3,285	3,379,772

7.625%, 3/1/26		1,199	1,253,417

7.875%, 9/15/23		2,800	2,849,680

Telecom Italia SpA, 5.303%, 5/30/24(1)		880	829,400

T-Mobile USA, Inc.:

2.25%, 2/15/26		844	759,080

2.625%, 2/15/29		2,505	2,074,763

2.875%, 2/15/31		903	728,017

4.75%, 2/1/28		1,095	1,038,060

Viasat, Inc., 5.625%, 4/15/27(1)		888	822,612

Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	826,547

27

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(11)	GBP	1,106	$1,020,326

Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,100	938,031

Ziggo B.V., 4.875%, 1/15/30(1)		2,756	2,320,221

			$48,179,003

Transport Excluding Air & Rail — 0.3%

Seaspan Corp., 5.50%, 8/1/29(1)		3,386	$2,616,494

			$2,616,494

Utility — 2.9%

Calpine Corp.:

4.50%, 2/15/28(1)		1,810	$1,629,548

4.625%, 2/1/29(1)		1,060	893,113

5.00%, 2/1/31(1)		420	355,848

5.125%, 3/15/28(1)		3,554	3,158,792

Drax Finco PLC, 6.625%, 11/1/25(1)		2,026	1,886,946

FirstEnergy Corp.:

2.65%, 3/1/30		750	607,991

Series B, 4.40%, 7/15/27		2,275	2,140,252

Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		2,400	1,947,516

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		1,628	1,516,441

NRG Energy, Inc.:

3.375%, 2/15/29(1)		970	809,388

3.625%, 2/15/31(1)		1,617	1,288,959

3.875%, 2/15/32(1)		3,164	2,501,300

5.25%, 6/15/29(1)		1,247	1,134,620

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,596	1,439,086

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		2,345	1,976,812

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		2,981	2,768,369

Vistra Operations Co., LLC:

4.375%, 5/1/29(1)		2,094	1,796,045

5.00%, 7/31/27(1)		2,344	2,166,430

			$30,017,456

Total Corporate Bonds (identified cost $959,722,686)			$841,873,941

Preferred Stocks — 0.4%
Security	Shares	Value

Services — 0.4%

WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	147,488	$3,982,176

Total Preferred Stocks (identified cost $4,129,729)		$3,982,176

Senior Floating-Rate Loans — 4.0%(14)
Borrower/Description	Principal Amount (000’s omitted)	Value

Air Transportation — 0.7%

Air Canada, Term Loan, 6.421%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$1,826	$1,786,659

Mileage Plus Holdings, LLC, Term Loan, 8.777%, (3 mo. USD LIBOR + 5.25%), 6/21/27	4,126	4,221,746

SkyMiles IP, Ltd., Term Loan, 7.993%, (3 mo. USD LIBOR + 3.75%), 10/20/27	1,373	1,387,112

		$7,395,517

Gaming — 0.4%

Spectacle Gary Holdings, LLC, Term Loan, 8.004%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$3,781	$3,639,670

		$3,639,670

Healthcare — 0.8%

Jazz Financing Lux S.a.r.l., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$4,634	$4,588,221

Pluto Acquisition I, Inc., Term Loan, 6/22/26(15)	2,076	1,809,877

Verscend Holding Corp., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,095	2,069,758

		$8,467,856

Leisure — 0.2%

Peloton Interactive, Inc., Term Loan, 8.346%, (SOFR + 6.50%), 5/25/27	$2,082	$2,022,799

		$2,022,799

Restaurant — 0.4%

IRB Holding Corp., Term Loan, 6.208%, (SOFR + 3.00%), 12/15/27	$3,845	$3,736,569

		$3,736,569

28

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Services — 0.7%

AlixPartners, LLP, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$1,886	$1,843,126

Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,480	3,081,117

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 12.424%, (3 mo. USD LIBOR + 8.75%), 5.174% cash, 7.25% PIK, 2/28/25	2,585	2,563,770

		$7,488,013

Super Retail — 0.7%

Crocs, Inc., Term Loan, 2/20/29(15)	$3,000	$2,902,500

PetSmart, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 3.75%), 2/11/28	4,351	4,198,220

		$7,100,720

Technology — 0.1%

Riverbed Technology, Inc., Term Loan, 11.20%, (1 mo. USD LIBOR + 8.00%), 9.20% cash, 2.00% PIK, 12/7/26	$1,221	$474,527

		$474,527

Total Senior Floating-Rate Loans (identified cost $42,029,923)		$40,325,671

Miscellaneous — 3.4%
Security	Principal Amount/ Shares	Value

Containers — 0.0%

ACC Claims Holdings, LLC(4)(5)	8,415,190	$0

		$0

Gaming — 3.4%

PGP Investors, LLC, Membership Interests(4)(5)(6)	15,849	$34,364,043

		$34,364,043

Services — 0.0%(7)

Hertz Corp., Escrow Certificates(4)	$502,000	$37,650

		$37,650

Total Miscellaneous (identified cost $295,372)		$34,401,693

Short-Term Investments — 3.7%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(16)	37,909,716	$37,909,716

Total Short-Term Investments (identified cost $37,909,716)		$37,909,716

Total Investments — 98.6% (identified cost $1,097,413,096)		$1,006,098,593

Other Assets, Less Liabilities — 1.4%		$14,174,777

Net Assets — 100.0%		$1,020,273,370

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $683,565,941 or 67.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2022.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2022.

(4)	Non-income producing security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Restricted security (see Note 5).

(7)	Amount is less than 0.05%.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $15,932,921 or 1.6% of the Portfolio’s net assets.

(12)	Issuer is in default with respect to interest and/or principal payments.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

29

High Income Opportunities Portfolio

October 31, 2022

Portfolio of Investments — continued

(14)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(15)	This Senior Loan will settle after October 31, 2022, at which time the interest rate will be determined.

(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	645,069	CAD	873,098	HSBC Bank USA, N.A.	1/31/23	$3,392	$—

USD	3,788,327	EUR	3,753,934	Bank of America, N.A.	1/31/23	50,736	—

USD	3,783,995	EUR	3,753,933	Bank of America, N.A.	1/31/23	46,405	—

USD	3,783,291	EUR	3,753,934	Bank of America, N.A.	1/31/23	45,700	—

USD	3,006,431	EUR	2,987,184	Bank of America, N.A.	1/31/23	32,251	—

USD	1,075,054	EUR	1,069,562	Bank of America, N.A.	1/31/23	10,148	—

USD	975,782	GBP	838,686	Bank of America, N.A.	1/31/23	11,035	—

USD	29,443	GBP	25,368	Citibank, N.A.	1/31/23	262	—

						$199,929	$—

Abbreviations:

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

30

High Income Opportunities Portfolio

October 31, 2022

Statement of Assets and Liabilities

Assets	October 31, 2022

Unaffiliated investments, at value (identified cost $1,059,503,380)	$968,188,877

Affiliated investment, at value (identified cost $37,909,716)	37,909,716

Cash	850,854

Deposits for derivatives collateral — forward foreign currency exchange contracts	230,000

Foreign currency, at value (identified cost $1,082)	1,078

Interest receivable	14,245,461

Dividends receivable from affiliated investment	101,137

Receivable for investments sold	5,360,623

Receivable for open forward foreign currency exchange contracts	199,929

Total assets	$1,027,087,675

Liabilities

Cash collateral due to brokers	$230,000

Payable for investments purchased	5,925,136

Payable to affiliates:

Investment adviser fee	396,745

Trustees’ fees	6,225

Accrued expenses	256,199

Total liabilities	$6,814,305

Net Assets applicable to investors’ interest in Portfolio	$1,020,273,370

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2022

Statement of Operations

Investment Income	Year Ended October 31, 2022

Dividend income (net of foreign taxes withheld of $8,291)	$808,315

Dividend income from affiliated investments	420,992

Interest and other income	55,595,675

Total investment income	$56,824,982

Expenses

Investment adviser fee	$4,762,114

Trustees’ fees and expenses	67,633

Custodian fee	276,027

Legal and accounting services	123,766

Miscellaneous	34,918

Total expenses	$5,264,458

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$34,133

Total expense reductions	$34,133

Net expenses	$5,230,325

Net investment income	$51,594,657

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$(7,693,933)

Investment transactions - affiliated investment	(4,186)

Swap contracts	(114,503)

Foreign currency transactions	(23,611)

Forward foreign currency exchange contracts	2,554,125

Net realized loss	$(5,282,108)

Change in unrealized appreciation (depreciation):

Investments	$(141,498,956)

Swap contracts	(4,385)

Foreign currency	(5,941)

Forward foreign currency exchange contracts	148,630

Net change in unrealized appreciation (depreciation)	$(141,360,652)

Net realized and unrealized loss	$(146,642,760)

Net decrease in net assets from operations	$(95,048,103)

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2022

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2022	2021

From operations:

Net investment income	$51,594,657	$45,403,248

Net realized gain (loss)	(5,282,108)	27,958,272

Net change in unrealized appreciation (depreciation)	(141,360,652)	45,885,631

Net increase (decrease) in net assets from operations	$(95,048,103)	$119,247,151

Capital transactions:

Contributions	$343,450,718	$200,254,483

Withdrawals	(228,224,245)	(269,157,903)

Net increase (decrease) in net assets from capital transactions	$115,226,473	$(68,903,420)

Net increase in net assets	$20,178,370	$50,343,731

Net Assets

At beginning of year	$1,000,095,000	$949,751,269

At end of year	$1,020,273,370	$1,000,095,000

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2022

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2022		2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses	0.49	%(1)	0.49%	0.51%	0.50%	0.48%

Net investment income	4.82%		4.78%	5.26%	5.61%	5.61%

Portfolio Turnover	19%		64%	67%	32%	39%

Total Return	(8.36)%		13.11%	1.69%	7.74%	0.59%

Net assets, end of year (000’s omitted)	$1,020,273		$1,000,095	$949,751	$1,088,999	$1,373,102

(1)

Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended October 31, 2022).

34

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2022, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of

67.1% and 23.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

35

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is

36

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements — continued

subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley. as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.000%

$500 million but less than $1 billion	0.275%	2.750%

$1 billion but less than $1.5 billion	0.250%	2.500%

$1.5 billion but less than $2 billion	0.225%	2.250%

$2 billion but less than $3 billion	0.200%	2.000%

$3 billion and over	0.175%	1.750%

For the year ended October 31, 2022, the Portfolio’s investment adviser fee amounted to $4,762,114 or 0.44% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2022, the investment adviser fee paid was reduced by $34,133 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM), an affiliate of BMR. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

37

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $457,052,024 and $187,097,772, respectively, for the year ended October 31, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,102,524,863

Gross unrealized appreciation	41,559,096

Gross unrealized depreciation	(137,985,366)

Net unrealized depreciation	$(96,426,270)

5  Restricted Securities

At October 31, 2022, the Portfolio owned the following securities (representing 3.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,631,100

iFIT Health and Fitness, Inc.	10/06/22	514,080	1,799,280	359,856

New Cotai Participation Corp., Class B	4/12/13	7	216,125	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$3,476,147	$1,990,956

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$295,372	$34,364,043

Total Miscellaneous			$295,372	$34,364,043

Total Restricted Securities			$4,362,519	$36,354,999

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts

38

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements — continued

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2022 is included in the Portfolio of Investments. At October 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2022, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$199,929	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

39

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements — continued

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$196,275	$—	$—	$(110,000)	$86,275

Citibank, N.A.	262	—	—	—	262

HSBC Bank USA, N.A.	3,392	—	—	—	3,392

	$199,929	$—	$—	$(110,000)	$89,929

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2022 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts (centrally cleared)	$(114,503)	$(4,385)

Foreign Exchange	Forward foreign currency exchange contracts	2,554,125	148,630

Total		$2,439,622	$144,245

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2022, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts*	Swap Contracts

$18,654,000	$3,462,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

40

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2022.

8  Investments in Affiliated Funds

At October 31, 2022, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $37,909,716, which represents 3.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Short-Term Investments

Cash Reserves Fund	$43,702,301	$257,583,839	$(301,281,954)	$(4,186)	$—	$—	$23,552	—

Liquidity Fund	—	216,266,066	(178,356,350)	—	—	37,909,716	397,440	37,909,716

Total				$(4,186)	$—	$37,909,716	$420,992

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$20,759,839	$—	$20,759,839

Commercial Mortgage-Backed Securities	—	2,333,528	—	2,333,528

Common Stocks	16,535,553	18,079	1,990,956	18,544,588

Convertible Bonds	—	3,451,170	—	3,451,170

Convertible Preferred Stocks	2,493,921	22,350	0	2,516,271

Corporate Bonds	—	841,873,941	—	841,873,941

Preferred Stocks	3,982,176	—	—	3,982,176

Senior Floating-Rate Loans	—	40,325,671	—	40,325,671

Miscellaneous	—	37,650	34,364,043	34,401,693

41

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total

Short-Term Investments	$37,909,716	$—	$—	$37,909,716

Total Investments	$60,921,366	$908,822,228	$36,354,999	$1,006,098,593

Forward Foreign Currency Exchange Contracts	$—	$199,929	$—	$199,929

Total	$60,921,366	$909,022,157	$36,354,999	$1,006,298,522

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Stocks	Miscellaneous	Total

Balance as of October 31, 2021	$8,166,894	$0	$10,053,840	$18,220,734

Realized gains (losses)	1,068,830	—	—	1,068,830

Change in net unrealized appreciation (depreciation)	(7,244,768)	—	25,511,282	18,266,514

Cost of purchases	1,799,280	—	340,355	2,139,635

Proceeds from sales, including return of capital	(1,799,280)	—	(1,541,434)	(3,340,714)

Accrued discount (premium)	—	—	—	—

Transfers to Level 3	—	—	—	—

Transfers from Level 3	—	—	—	—

Balance as of October 31, 2022	$1,990,956	$0	$34,364,043	$36,354,999

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2022	$(623,874)	$—	$25,511,282	$24,887,408

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2022:

Type of Investment	Fair Value as of October 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Common Stocks	$1,631,100	Market approach	EBITDA multiple discount rate	15%	Decrease

Common Stocks	$359,856	Discounted cash flow blended terminal value	Discount rate	25%	Increase

Convertible Preferred Stocks	$0	Estimated recovery value	Estimated recovery value percentage	0%	Increase

Miscellaneous	$34,364,043	Market approach	Liquidity discount	15%	Decrease

Included in common stocks and miscellaneous are securites valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10 Risks and Uncertainties

Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

42

High Income Opportunities Portfolio

October 31, 2022

Notes to Financial Statements — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

43

High Income Opportunities Portfolio

October 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2022, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

44

Eaton Vance

High Income Opportunities Fund

October 31, 2022

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•

The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

45

Eaton Vance

High Income Opportunities Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;

•	Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•

Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•

Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;

•

Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;

•

The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Income Opportunities Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with

46

Eaton Vance

High Income Opportunities Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding each Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global high yield debt and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as

47

Eaton Vance

High Income Opportunities Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

48

High Income Opportunities Portfolio

October 31, 2022

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

49

Eaton Vance

High Income Opportunities Fund

October 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Alan C. Bowser(1) 1962	Trustee	Since 2022

Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).

Other Directorships. None.

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

50

Eaton Vance

High Income Opportunities Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

51

Eaton Vance

High Income Opportunities Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

52

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

53

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

54

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

55

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of High Income Opportunities Portfolio and Eaton Vance High Income Opportunities Fund

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Investment Adviser and Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446    10.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/21	10/31/22
Audit Fees	$79,661	$87,333
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,676	$350
All Other Fees(3)	$0	$0

Total	$96,337	$87,683

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/21	10/31/22
Registrant	$16,676	$350
Eaton Vance(1)	$51,800	$52,836

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 28, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 28, 2022